Restricted cash (Details Textual) (CAD)	Dec. 31, 2012
Securing Company Credit Card [Member]
Restricted Cash and Cash Equivalents	(99,690)
Surety for Completion of ARO on Mineral Properties [Member]
Restricted Cash and Cash Equivalents	3,884,950
Securing Surety Bonds [Member]
Restricted Cash and Cash Equivalents	1,942,475